Note Payable, Product, Related Party	3 Months Ended
Mar. 31, 2018
Notes To Financial Statements [Abstract]
Note payable, product, related party

On January 26, 2018, the Company entered into a Master Equipment Lease with NFS Leasing Inc. to provide financing for equipment purchases to enable the Company to begin placing the dermaPACE System in the marketplace. This agreement provides for a lease line of credit up to $1,000,000 with a term of 36 months, and grants NFS a security interest in the Company’s accounts receivable, tangible and intangible personal property and cash and deposit accounts of the Company.

On March 1, 2018, the Company entered into the first drawdown of the Master Equipment Lease in the amount of $96,708.

Interest expense on note payable, product totaled $1,270 and $0 for the three months ended March 31, 2018 and 2017, respectively.

As of February 27, 2018, we are in default of Master Equipment Lease due to the sale of equipment purchased under the Master Lease Agreement to a third party and the note is callable by NFS Leasing, Inc or NFS Leasing, Inc. can notify the Company to assemble all equipment for pick up. The notes payable, product is shown as a current liability.

Minimum future note payments under the note payable, product consist of the following:

Year ending December 31,	Amount

Remainder of 2018	$21,009
2019	31,428
2020	35,832
2021	5,789
Total	$94,058